Average Annual Total Returns - FidelityAdvisorEquityGrowthFund-AMCIZPRO - FidelityAdvisorEquityGrowthFund-AMCIZPRO - Fidelity Advisor Equity Growth Fund	Jan. 29, 2024
Fidelity Advisor Equity Growth Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	27.47%
Past 5 years	17.71%
Past 10 years	13.67%
Fidelity Advisor Equity Growth Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	27.30%
Past 5 years	15.81%
Past 10 years	12.05%
Fidelity Advisor Equity Growth Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.38%
Past 5 years	14.07%
Past 10 years	10.99%
Fidelity Advisor Equity Growth Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	33.16%
Past 5 years	18.17%
Past 10 years	13.64%
Fidelity Advisor Equity Growth Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	30.16%
Past 5 years	17.97%
Past 10 years	13.67%
Fidelity Advisor Equity Growth Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	35.60%
Past 5 years	19.42%
Past 10 years	14.65%
Fidelity Advisor Equity Growth Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	35.79%
Past 5 years	19.56%
Past 10 years	14.80%
RS007
Average Annual Return:
Past 1 year	41.21%
Past 5 years	18.85%
Past 10 years	14.33%